Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Components of Deferred Income Tax Assets and Liabilities

The components of the deferred income tax assets and liabilities as of December 31 are as follows:

($ in thousands)	2019	2018
Deferred tax assets
Unrealized foreign currency translation adjustments on limited partnerships	$317	$—
Accrued liabilities	25	25
Other assets	20	5

Total deferred tax assets	362	30
Deferred tax liabilities
Investments	(78,081)	(75,864)
Unrealized net capital gains	(33,151)	(15,178)
Life and annuity reserves	(29,048)	(32,450)
DAC	(14,447)	(18,713)
Other liabilities	(484)	(858)
Unrealized foreign currency translation adjustments on limited partnerships	—	(573)

Total deferred tax liabilities	(155,211)	(143,636)

Net deferred tax liability	$(154,849)	$(143,606)

Components of Income Tax Expense

The components of income tax expense (benefit) for the years ended December 31 are as follows:

($ in thousands)	2019	2018	2017
Current	$36,766	$11,257	$12,837
Deferred	(5,840)	1,570	(59,572)

Total income tax expense (benefit)	$30,926	$12,827	$(46,735)

Reconciliation of Statutory Federal Income Tax Rate to Effective Income Tax Rate

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

	2019	2018	2017
Statutory federal income tax rate - expense	21.0%	21.0%	35.0%
State income taxes	1.8	5.4	0.7
Tax Legislation benefit	—	(3.9)	(65.1)
Adjustments to prior year tax liabilities	1.4	(0.1)	—
Other	(0.1)	(0.3)	(0.3)

Effective income tax rate - expense (benefit)	24.1%	22.1%	(29.7)%